SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Calculate Fair Value of Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees, officers and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility		51.20%
Risk-free interest rate		2.96%
Contractual term	7 years	7 years	7 years
Employees, officers and directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of one ordinary share	$ 7.49	$ 4.86	$ 0.48
Expected volatility	46.03%		39.00%
Risk-free interest rate	1.62%		0.82%
Early exercise multiple	150.00%	150.00%	150.00%
Employees, officers and directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of one ordinary share	$ 41.55	$ 6.32	$ 3.12
Expected volatility	51.91%		50.00%
Risk-free interest rate	2.60%		2.26%
Early exercise multiple	250.00%	250.00%	250.00%
Service providers and consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of one ordinary share		$ 6.32
Dividend yield	0.00%	0.00%	0.00%
Expected volatility		51.20%
Risk-free interest rate		2.96%
Early exercise multiple	0.00%	0.00%	0.00%
Contractual term	7 years	7 years	7 years
Service providers and consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of one ordinary share	$ 7.49		$ 0.45
Expected volatility	46.03%		39.00%
Risk-free interest rate	1.71%		0.82%
Service providers and consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of one ordinary share	$ 41.55		$ 4.11
Expected volatility	51.91%		50.00%
Risk-free interest rate	2.60%		2.26%